UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 3275

Smith Barney Investment Funds Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: April 30

Date of reporting period: January 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT FUNDS INC.

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS

ALL CAP AND INTERNATIONAL FUND

FORM N-Q

JANUARY 31, 2006

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS - ALL CAP AND INTERNATIONAL FUND

Schedule of Investments (unaudited)	January 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 94.5%
CONSUMER DISCRETIONARY - 17.0%
Auto Components - 0.4%
5,750	Lear Corp.	$145,763

Automobiles - 0.5%
6,080	Honda Motor Co., Ltd., Sponsored ADR	172,976

Hotels, Restaurants & Leisure - 0.8%
28,640	Compass Group PLC, Sponsored ADR	112,876
4,920	McDonald’s Corp.	172,249

	Total Hotels, Restaurants & Leisure	285,125

Household Durables - 0.7%
2,000	Electrolux AB, Sponsored ADR	106,800
3,290	Koninklijke Philips Electronics NV, New York Registered Shares	110,774

	Total Household Durables	217,574

Internet & Catalog Retail - 1.6%
4,070	Amazon.com Inc.*	182,417
7,325	Expedia Inc.*	190,597
5,585	IAC/InterActiveCorp.*	162,077

	Total Internet & Catalog Retail	535,091

Leisure Equipment & Products - 0.6%
10,070	Hasbro Inc.	213,484

Media - 9.8%
9,020	Cablevision Systems Corp., New York Group, Class A Shares*	221,892
4,555	Clear Channel Communications Inc.	133,325
1,800	Comcast Corp., Class A Shares*	50,076
13,840	Comcast Corp., Special Class A Shares*	383,645
3,221	Discovery Holding Co., Class A Shares*	48,830
21,690	Interpublic Group of Cos. Inc.*	219,069
2,000	Liberty Global Inc., Series C Shares*	40,440
41,060	Liberty Media Corp., Class A Shares*	343,262
18,510	News Corp., Class B Shares	306,155
11,350	Pearson PLC, Sponsored ADR	147,550
4,000	Publicis Groupe, Sponsored ADR	151,600
32,900	Time Warner Inc.	576,737
4,170	Vivendi Universal SA, Sponsored ADR	130,563
23,210	Walt Disney Co.	587,445

	Total Media	3,340,589

Specialty Retail - 2.6%
4,740	Bed Bath & Beyond Inc.*	177,323
13,400	Home Depot Inc.	543,370
18,950	Kingfisher PLC, Sponsored ADR	163,444

	Total Specialty Retail	884,137

	TOTAL CONSUMER DISCRETIONARY	5,794,739

CONSUMER STAPLES - 7.1%
Beverages - 1.8%
8,010	Coca-Cola Co.	331,454
900	Molson Coors Brewing Co., Class B Shares	56,250
4,190	PepsiCo Inc.	239,584

	Total Beverages	627,288

Food & Staples Retailing - 1.4%
2,360	Carrefour SA (a)	110,920
6,220	Safeway Inc.	145,797
5,150	Wal-Mart Stores Inc.	237,466

	Total Food & Staples Retailing	494,183

See Notes to Schedule of Investments.

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS - ALL CAP AND INTERNATIONAL FUND

Schedule of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY	VALUE
Food Products - 2.1%
6,100	Kraft Foods Inc., Class A Shares	$179,584
2,840	Tate & Lyle PLC, Sponsored ADR	116,014
3,810	Unilever PLC, Sponsored ADR	160,668
3,860	Wm. Wrigley Jr. Co.	246,885

	Total Food Products	703,151

Household Products - 1.2%
6,850	Procter & Gamble Co.	405,726

Tobacco - 0.6%
4,125	British American Tobacco PLC, Sponsored ADR	188,925

	TOTAL CONSUMER STAPLES	2,419,273

ENERGY - 8.8%
Energy Equipment & Services - 2.0%
1,870	Baker Hughes Inc.	144,813
3,670	GlobalSantaFe Corp.	224,054
7,080	Weatherford International Ltd.*	317,042

	Total Energy Equipment & Services	685,909

Oil, Gas & Consumable Fuels - 6.8%
3,990	Anadarko Petroleum Corp.	430,202
2,460	BP PLC, Sponsored ADR	177,883
1,750	Chevron Corp.	103,915
7,310	Exxon Mobil Corp.	458,702
3,220	Frontline Ltd.	128,703
3,110	Murphy Oil Corp.	177,270
2,810	PetroChina Co., Ltd., Sponsored ADR	281,056
2,879	Royal Dutch Shell PLC, Class B Shares, Sponsored ADR	206,712
1,020	Total SA, Sponsored ADR	141,097
8,400	Williams Cos. Inc.	200,256

	Total Oil, Gas & Consumable Fuels	2,305,796

	TOTAL ENERGY	2,991,705

FINANCIALS - 14.8%
Capital Markets - 3.4%
1,350	Ameriprise Financial Inc.	54,932
1,000	Goldman Sachs Group Inc.	141,250
2,370	Lehman Brothers Holdings Inc.	332,866
8,565	Merrill Lynch & Co. Inc.	642,975

	Total Capital Markets	1,172,023

Commercial Banks - 2.3%
4,370	ABN AMRO Holding NV, Sponsored ADR	120,918
1,755	Allied Irish Banks PLC, Sponsored ADR	78,712
6,125	Bank of America Corp.	270,909
3,155	BNP Paribas SA, Sponsored ADR	141,186
2,630	Credit Suisse Group, Sponsored ADR	153,907

	Total Commercial Banks	765,632

Consumer Finance - 1.1%
6,000	Acom Co. Ltd., Sponsored ADR	87,150
5,120	American Express Co.	268,544

	Total Consumer Finance	355,694

Diversified Financial Services - 1.7%
4,000	ING Groep NV, Sponsored ADR	143,000
7,880	JPMorgan Chase & Co.	313,230
5,850	Zurich Financial Services AG, Sponsored ADR*	128,261

	Total Diversified Financial Services	584,491

Insurance - 4.2%
1,810	Ambac Financial Group Inc.	139,026

See Notes to Schedule of Investments.

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS - ALL CAP AND INTERNATIONAL FUND

Schedule of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY	VALUE
Insurance (continued)
6,930	American International Group Inc.	$453,638
4,230	AXA, Sponsored ADR	143,270
100	Berkshire Hathaway Inc., Class B Shares*	293,200
2,780	Chubb Corp.	262,293
2,250	Manulife Financial Corp.	137,138

	Total Insurance	1,428,565

Real Estate - 0.5%
35,730	Henderson Land Development Co., Ltd., Sponsored ADR	181,708

Thrifts & Mortgage Finance - 1.6%
4,190	MGIC Investment Corp.	276,582
6,500	PMI Group Inc.	280,995

	Total Thrifts & Mortgage Finance	557,577

	TOTAL FINANCIALS	5,045,690

HEALTH CARE - 15.5%
Biotechnology - 6.1%
6,815	Amgen Inc.*	496,745
11,670	Biogen Idec Inc.*	522,233
6,000	Chiron Corp.*	273,600
2,880	Genentech Inc.*	247,450
2,860	Genzyme Corp.*	202,888
4,300	ImClone Systems Inc.*	154,929
15,750	Millennium Pharmaceuticals Inc.*	162,855

	Total Biotechnology	2,060,700

Health Care Providers & Services - 1.1%
6,490	UnitedHealth Group Inc.	385,636

Pharmaceuticals - 8.3%
6,770	Abbott Laboratories	292,125
2,500	Eli Lilly & Co.	141,550
6,660	Forest Laboratories Inc.*	308,225
3,790	GlaxoSmithKline PLC, Sponsored ADR	194,200
10,170	Johnson & Johnson	585,182
2,545	Novartis AG, Sponsored ADR	140,382
25,690	Pfizer Inc.	659,719
4,920	Sanofi-Aventis, Sponsored ADR	226,320
6,390	Wyeth	295,537

	Total Pharmaceuticals	2,843,240

	TOTAL HEALTH CARE	5,289,576

INDUSTRIALS - 9.0%
Aerospace & Defense - 3.1%
5,950	BAE Systems PLC, Sponsored ADR	177,310
2,000	Boeing Co.	136,620
6,675	Honeywell International Inc.	256,453
2,980	L-3 Communications Holdings Inc.	241,440
5,960	Raytheon Co.	244,181

	Total Aerospace & Defense	1,056,004

Air Freight & Logistics - 0.4%
4,320	TNT NV, Sponsored ADR	141,696

Airlines - 0.6%
12,360	Southwest Airlines Co.	203,446

Electrical Equipment - 0.8%
3,510	Emerson Electric Co.	271,850

Industrial Conglomerates - 2.6%
9,890	General Electric Co.	323,898
2,890	HBOS PLC, Sponsored ADR	152,323

See Notes to Schedule of Investments.

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS - ALL CAP AND INTERNATIONAL FUND

Schedule of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY	VALUE
Industrial Conglomerates (continued)
15,190	Tyco International Ltd.	$395,699

	Total Industrial Conglomerates	871,920

Machinery - 1.2%
3,440	Caterpillar Inc.	233,576
5,860	Pall Corp.	168,768

	Total Machinery	402,344

Transportation Infrastructure - 0.3%
10,410	BAA PLC, Sponsored ADR	116,852

	TOTAL INDUSTRIALS	3,064,112

INFORMATION TECHNOLOGY - 14.0%
Communications Equipment - 2.8%
31,990	Cisco Systems Inc.*	594,054
25,450	Lucent Technologies Inc.*	67,188
8,350	Motorola Inc.	189,629
5,490	Nokia Oyj, Sponsored ADR	100,906

	Total Communications Equipment	951,777

Computers & Peripherals - 1.9%
8,225	Dell Inc.*	241,075
1,825	International Business Machines Corp.	148,372
3,830	SanDisk Corp.*	257,989

	Total Computers & Peripherals	647,436

Electronic Equipment & Instruments - 0.5%
5,430	Agilent Technologies Inc.*	184,131

Internet Software & Services - 0.5%
4,750	Yahoo! Inc.*	163,115

Office Electronics - 0.4%
2,150	Canon Inc., Sponsored ADR	129,473

Semiconductors & Semiconductor Equipment - 5.0%
7,260	Applied Materials Inc.	138,303
3,950	Cree Inc.*	103,213
15,060	Intel Corp.	320,326
15,060	Micron Technology Inc.*	221,081
3,650	Novellus Systems Inc.*	103,477
20,236	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	218,549
20,590	Texas Instruments Inc.	601,846

	Total Semiconductors & Semiconductor Equipment	1,706,795

Software - 2.9%
3,830	Advent Software Inc.*	100,576
2,820	Autodesk Inc.	114,464
3,350	Electronic Arts Inc.*	182,843
21,560	Microsoft Corp.	606,914

	Total Software	1,004,797

	TOTAL INFORMATION TECHNOLOGY	4,787,524

MATERIALS - 3.9%
Chemicals - 1.3%
2,920	Dow Chemical Co.	123,516
4,590	E.I. du Pont de Nemours & Co.	179,698
5,005	Syngenta AG, Sponsored ADR*	127,828

	Total Chemicals	431,042

Construction Materials - 0.5%
4,920	CRH PLC, Sponsored ADR	157,243

Containers & Packaging - 0.1%
3,800	Smurfit-Stone Container Corp.*	48,602

See Notes to Schedule of Investments.

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS - ALL CAP AND INTERNATIONAL FUND

Schedule of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY	VALUE
Metals & Mining - 1.2%
8,805	Alcoa Inc.	$277,357
2,450	POSCO, Sponsored ADR	140,606

	Total Metals & Mining	417,963

Paper & Forest Products - 0.8%
3,915	Weyerhaeuser Co.	273,111

	TOTAL MATERIALS	1,327,961

TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 2.5%
2,570	BT Group PLC, Sponsored ADR	94,447
6,305	France Telecom SA, Sponsored ADR	143,628
10,010	Portugal Telecom, SGPS, SA, Sponsored ADR	101,001
3,240	Telecom Corp. of New Zealand, Sponsored ADR	100,667
2,541	Telefonica SA, Sponsored ADR	116,200
3,030	Telenor ASA, Sponsored ADR	91,873
6,450	Verizon Communications Inc.	204,207

	Total Diversified Telecommunication Services	852,023

Wireless Telecommunication Services - 0.8%
5,460	SK Telecom Co., Ltd., Sponsored ADR	126,836
7,970	Vodafone Group PLC, Sponsored ADR	168,246

	Total Wireless Telecommunication Services	295,082

	TOTAL TELECOMMUNICATION SERVICES	1,147,105

UTILITIES - 1.1%
Electric Utilities - 0.3%
2,900	E.ON AG, Sponsored ADR	108,257

Gas Utilities - 0.3%
2,580	Centrica PLC, Sponsored ADR	122,319

Multi-Utilities - 0.5%
4,245	Suez SA, Sponsored ADR	157,786

	TOTAL UTILITIES	388,362

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $29,775,054)	32,256,047

FACE AMOUNT
SHORT-TERM INVESTMENTS - 5.0%
Repurchase Agreements - 5.0%

$1,448,000	Interest in $588,238,000 joint tri-party repurchase agreement dated 1/31/06 with Deutche Bank Securities Inc., 4.450% due 2/1/06; Proceeds at maturity - $1,448,179; (Fully collateralized by various U.S. Government Agency Obligations 0.000% to 5.365% due 2/13/06 to 9/9/24; Market value - $1,476,966)	1,448,000
250,000	Interest in $479,208,000 joint tri-party repurchase agreement dated 1/31/06 with Morgan Stanley, 4.450% due 2/1/06; Proceeds at maturity - $250,031; (Fully collateralized by various U.S. Government Agency Obligations 0.000% to 6.300% due 8/17/07 to 9/19/25; Market value - $258,043)	250,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,698,000)	1,698,000

	TOTAL INVESTMENTS - 99.5% (Cost - $31,473,054#)	33,954,047
	Other Assets in Excess of Liabilities - 0.5%	168,469

	TOTAL NET ASSETS - 100.0%	$34,122,516

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS - ALL CAP AND INTERNATIONAL FUND

Schedule of Investments (unaudited) (continued)	January 31, 2006

Summary of Investments by Country ** (unaudited)
United States	77.3%
United Kingdom	6.8%
France	3.6%
Switzerland	1.6%
Netherlands	1.5%
Bermuda	1.3%
Japan	1.2%
China	0.8%
South Korea	0.8%
Ireland	0.7%
Cayman Islands	0.7%
Taiwan	0.7%
Hong Kong	0.5%
Canada	0.4%
Spain	0.3%
Germany	0.3%
Sweden	0.3%
Portugal	0.3%
Finland	0.3%
New Zealand	0.3%
Norway	0.3%

100.0%

**	As a percentage of total investments. Please note that Fund holdings are as of January 31, 2006 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Multiple Discipline Funds - All Cap and International Fund (the “Fund”) is a separate diversified series of Smith Barney Investment Funds Inc. (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Foreign Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

2. Investments

At January 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,115,332
Gross unrealized depreciation	(634,339)

Net unrealized appreciation	$2,480,993

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Funds Inc.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: April 3, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: April 3, 2006

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: April 3, 2006